Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
Summary of trade receivables

	December 31, 2021	December 31, 2020
	S$’000	S$’000
Outside parties	92,561	36,919

Summary of risk profile of trade receivables from contracts with customers	The following table details the risk profile of trade receivables from contracts with customers based on the Group’s provision matrix. As the Group’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between the Group’s different customer base.

	Trade receivables – days past due
	Current	1 – 30 days	31 – 60 days	61 – 90 days	> 90 days	Total
	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000
December 31, 2021
Estimated total gross carrying amount at default:
Outside parties	78,735	10,556	3,259	10	1	92,561
Expected credit loss	—	—	—	—	—	—

	78,735	10,556	3,259	10	1	92,561

	Trade receivables – days past due
	Current	1 – 30 days	31 – 60 days	61 – 90 days	> 90 days	Total
	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000
December 31, 2020
Estimated total gross carrying amount at default:
Outside parties	27,552	7,710	1,496	121	40	36,919
Expected credit loss	—	—	—	—	—	—

	27,552	7,710	1,496	121	40	36,919